ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
ABR 50/50 VOLATILITY FUND
ABR 75/25 VOLATILITY FUND
(the “Funds”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”)
dated December 1, 2020, as supplemented

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 20 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Funds. The Custodian safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Funds' domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

* * *

For more information, please contact a Fund customer service representative toll free at
(855) 422-4518.

PLEASE RETAIN FOR FUTURE REFERENCE.

ACUITAS US MICROCAP FUND
(the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”)
dated November 1, 2020, as supplemented.

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 24 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 805-5628.

PLEASE RETAIN FOR FUTURE REFERENCE.

BAYWOOD VALUEPLUS FUND &
BAYWOOD SOCIALLYRESPONSIBLE FUND
(the “Funds”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”)
dated February 1, 2021.

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 25 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Funds. The Custodian safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Funds' domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

* * *

For more information, please contact a Fund customer service representative toll free at
(855) 409-2297.

PLEASE RETAIN FOR FUTURE REFERENCE.

DUNDAS INTERNATIONAL EQUITY GROWTH FUND
(the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”)
dated July 1, 2021

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 18 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 536- 7414.

PLEASE RETAIN FOR FUTURE REFERENCE.